Net Sales by Product (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Revenue from External Customer [Line Items]
Net sales	$ 36,283	$ 30,838	$ 117,262	$ 98,320	$ 141,304	$ 117,616	$ 96,015
Meals
Revenue from External Customer [Line Items]
Net sales	16,223	14,235	52,759	41,411	60,624	49,168	43,838
Snacks
Revenue from External Customer [Line Items]
Net sales	14,908	12,225	47,517	40,461	56,789	44,687	27,252
Dressings, Condiments and Other
Revenue from External Customer [Line Items]
Net sales	$ 5,152	$ 4,378	$ 16,986	$ 16,448	$ 23,891	$ 23,761	$ 24,925